Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Risk/Return	rr_RiskReturnHeading	Supplement to the Series’ Current Summary Prospectus and Statutory Prospectus
Delaware VIP Growth Equity Series
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2022
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Series invests primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Delaware Management Company (Manager) believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Under normal circumstances, the Series invests at least 80% of its net assets in large-capitalization companies, which typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Series’ portfolio of assets is diversified.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Series invests primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that the Delaware Management Company (Manager) believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations.